Short Terms Loans	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SHORT TERMS LOANS	NOTE 5 – SHORT TERMS LOANS
	June 30,	December 31,
	2021	2020	2019
	(unaudited)
Loans to related parties	7,423	7,527	7,272
Other loans	403,119	498,842	474,129
	410,542	506,369	481,401